Weighted-average Assumptions Used to determine Benefit Obligation (Detail)	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%
Rate of salary increase	2.20%	2.30%
Foreign plans | Lower limit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.50%	5.60%
Rate of salary increase	1.50%	1.50%
Foreign plans | Upper limit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	6.00%	6.50%
Rate of salary increase	4.60%	5.30%